Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") (Collectively, "IFRS Accounting Standards")	12 Months Ended
Dec. 31, 2024
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Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS AS ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (“IASB”) (collectively, “IFRS Accounting Standards”)

a.	Amendments to IFRS Accounting Standards that are mandatorily effective for the current year
In the current year, the Group applied the amendments to IFRS 16 “Leases Liability in a Sale and Leaseback,” amendments to IAS 1 “Classification of Liabilities as Current or Non-current (referred to as the “2020 amendments”)” and“Non-current Liabilities with Covenants (referred to as the “2022 amendments”),” and amendments to IAS 7 and IFRS 7 “Supplier Finance Arrangements.”
Except for the following, the initial application of the aforementioned new, revised or amended standards and interpretations did not have material impact on the Group’s accounting policies:

1)	The 2020 amendments and the 2022 amendments

The 2020 amendments clarify that for a liability to be classified as non-current, the Group shall assess whether it has the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period. If such rights exist at the end of the reporting period, the liability is classified as non-current regardless of whether the Group will exercise that right.
The 2020 amendments also stipulate that, if the right to defer settlement is subject to compliance with specified conditions, the Group must comply with those conditions at the end of the reporting period even if the lender does not test compliance until a later date. The 2022 amendments further clarify that only covenants with which the Group is required to comply on or before the reporting date should affect the classification of a liability as current or non-current. Although the covenants to be complied with within twelve months after the reporting period do not affect the classification of a liability, the Group shall disclose information that enables users of financial statements to understand the risk of the Group, which may have difficulty complying with the covenants and repaying its liabilities within twelve months after the reporting period.
The 2020 amendments stipulate that, for the purpose of liability classification, the aforementioned settlement refers to a transfer of cash, other economic resources or the Group’s own equity instruments to the counterparty that results in the extinguishment of the liability. However, if the terms of a liability that, at the option of the counterparty, result in its settlement by a transfer of the Group’s own equity instruments, and if such an option is recognized separately as equity in accordance with IAS 32 “Financial Instruments: Presentation”, the aforementioned terms would not affect the classification of the liability.

2)	Amendments to IAS 7 and IFRS 7 “Supplier Finance Arrangements”
The Group has applied the amendments since January 1, 2024. The amendments stipulate that supplier finance arrangements are characterized by one or more finance providers offering to pay amounts an entity owes its suppliers and the entity agreeing to pay according to the terms and conditions of the arrangements at the same date as, or a date later than, the suppliers are paid. The Group shall disclose the relevant information about its supplier finance arrangements that enables users of financial statements to assess the effects of those arrangements on the Group’s liabilities and cash flows and on the Group’s exposure to liquidity risk. See Note 32 for the details.

b.	New, revised or amended IFRS Accounting Standards in issue but not yet effective
The Group has not applied the following new, revised or amended IFRS Accounting Standards that have been issued but are not yet effective:

New, Revised or Amended Standards and Interpretations	Effective Date Announced by IASB (Note 1)

Amendments to IAS 21 “Lack of Exchangeability”	January 1, 2025 (Note 2)
Annual Improvements to IFRS Accounting Standards - Volume 11	January 1, 2026
Amendments to IFRS 9 and IFRS 7 “Amendments to the Classification and Measurement of Financial Instruments”	January 1, 2026
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
IFRS 18 “Presentation and Disclosures in Financial Statements”	January 1, 2027

Note 1:	Unless stated otherwise, the above IFRS Accounting Standards are effective for annual reporting periods beginning on or after their respective effective dates.

Note 2:
The Group shall apply those amendments for annual reporting periods beginning on or after January 1, 2025. Upon initial application of the amendments to IAS 21, the Group shall not restate the comparative information and shall recognize any effect of initially applying the amendments as an adjustment to the opening balance of retained earnings or, if applicable, to the cumulative amount of translation differences in equity as well as affected assets or liabilities.

c.	Material changes in accounting policy resulted from new, revised and amended IFRS Accounting Standards in issue but not yet effective
Except for the following, as of the date that the accompanying consolidated financial statements were authorized for issue, the Group is continuously assessing other impacts of the above amended standards and interpretations on the Group’s financial position and financial performance and will disclose the relevant impact when the assessment is completed.

1)	IFRS 18 “Presentation and Disclosure in Financial Statements”
IFRS 18 will supersede IAS 1” Presentation of Financial Statements”. The main changes comprise:

•	Items of income and expenses included in the statement of profit or loss shall be classified into the operating, investing, financing, income taxes and discontinued operations categories.

•	The statement of profit or loss shall present totals and subtotals for operating profit or loss, profit or loss before financing and profit or loss.

•
Provides guidance to enhance the requirements of aggregation and disaggregation: The Group shall identify the assets, liabilities, equity, income, expenses and cash flows that arise from individual transactions or other events and shall classify and aggregate them into groups based on shared characteristics, so as to result in the presentation in the primary financial statements of line items that have at least one similar characteristic. The Group shall disaggregate items with dissimilar characteristics in the primary financial statements and in the notes. The Group labels items as “other” only if it cannot find a more informative label.

•
Disclosures on Management-defined Performance Measures (MPMs): When in public communications outside financial statements and communicating to users of financial statements management’s view of an aspect of the financial performance of the Group as a whole, the Group shall disclose related information about its MPMs in a single note to the financial statements, including the description of such measures, calculations, reconciliations to the subtotal or total specified by IFRS Accounting Standards and the income tax and non-controlling interests effects of related reconciliation items.

2)	Amendments to IFRS 9 and IFRS 7 “Amendments to the Classification and Measurement of Financial Instruments”
The amendments mainly amend the requirements for the classification of financial assets, including if a financial asset contains a contingent feature that could change the timing or amount of contractual cash flows and the contingent event itself does not relate directly to changes in basic lending risks and costs (e.g., whether the debtor achieves a contractually specified reduction in carbon emissions), the financial asset has contractual cash flows that are solely payments of principal and interest on the principal amount outstanding if, and only if,

•	In all possible scenarios (before and after the occurrence of a contingent event), the contractual cash flows are solely payments of principal and interest on the principal amount outstanding; and

•
In all possible scenarios, the contractual cash flows would not be significantly different from the contractual cash flows on a financial instrument with identical contractual terms, but without such a contingent feature.

The amendments also stipulate that, when settling a financial liability in cash using an electronic payment system, the Group can choose to derecognize the financial liability before the settlement date if, and only if, the Group has initiated a payment instruction that resulted in:

•	The Group having no practical ability to withdraw, stop or cancel the payment instruction;

•	The Group having no practical ability to access the cash to be used for settlement as a result of the payment instruction; and

•	The settlement risk associated with the electronic payment system being insignificant.